Recoverable taxes - Summary of Recoverable Income Tax and Social Contribution Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Current	R$ 96,134	R$ 291,833
Non-current	403,383	155,358
IRPJ and CSLL [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable income and social contribution taxes	499,517	447,191
Current	96,134	291,833
Non-current	R$ 403,383	R$ 155,358